Remaining performance obligations	12 Months Ended
Sep. 30, 2020
Disclosure of performance obligations [abstract]
Remaining performance obligations
Remaining performance obligations
Remaining performance obligations relates to Company’s performance obligations that are partially or fully unsatisfied under fixed-fee arrangements.
The amount of the selling price allocated to remaining performance obligations as at September 30, 2020 is $824,854,000 ($964,052,000 as at September 30, 2019) and is expected to be recognized as revenue within a weighted average of 1.4 years (1.6 years as at September 30, 2019).